REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Schedule of revenue by type

For the years ended December 31	2021	2020
Gold sales[1]
Spot market sales	$10,491	$11,129
Concentrate sales	246	520
Provisional pricing adjustments	1	21
	$10,738	$11,670
Copper sales[1]
Copper concentrate sales	$915	$644
Provisional pricing adjustments	47	53
	$962	$697
Other sales[2]	$285	$228
Total	$11,985	$12,595
[1]Revenues include amounts transferred from OCI to earnings for commodity cash flow hedges.
[2]Revenues from the sale of by-products from our gold and copper mines.

Schedule of provisional metal sales

	Volumes subject to final pricing Copper (millions) Gold (000s)		Impact on net income before taxation of 10% movement in market price
As at December 31	2021	2020	2021	2020
Copper pounds	45	49	$20	$16
Gold ounces	41	22	8	4